THRIVENT SERIES FUND, INC.

625 Fourth Avenue South

Minneapolis, Minnesota 55415

May 1, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Series Fund, Inc.
1933 Act File No. 033-03677
1940 Act File No. 811-04603

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the above-referenced Registrant certifies that the form of the prospectus that would have been filed by the Registrant pursuant to Rule 497(c) upon the effectiveness of Form N-1A would not have differed from that contained in the registration statement that was filed electronically on April 25, 2008.

Please contact me at (612) 844-5704 if you have any questions. Thank you.

Sincerely,

/s/ John L. Sullivan
John L. Sullivan Senior Counsel